Share capital (Tables)	12 Months Ended
Dec. 31, 2025
Share capital.
Schedule of issued ordinary shares

	Number of
	fully paid shares	Amount
January 1, 2024	19,188,073	165,068
Shares issued:
Cash-settled share-based payments - employees (note 12.1.1)	6,787	83
Equity restricted share units - employees (note 12.2.2)	14,694	220
Options exercised (note 12.2.3)	5,000	37
December 31, 2024	19,214,554	165,408
Cash-settled share-based payments - employees (note 12.1.1)	4,795	60
Equity-settled share-based payments - employees (note 12.2.2)	75,435	766
Options exercised (note 12.2.3)	10,000	95
December 31, 2025	19,304,784	166,329